PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT
NOTE 5   -      PROPERTY AND EQUIPMENT

A.	Comprised as follows:

	December 31,
	2 0 1 6	2 0 1 5

Machinery and equipment	1,732	1,725
Leasehold improvements	24	24
Office furniture and equipment	44	44
	1,800	1,793
Less - accumulated depreciation and amortization	1,771	1,757
Net book value	29	36

B.	Depreciation and amortization expenses totaled $14 thousands, $6 thousands, and $13 thousands, in the years ended December 31, 2016, 2015 and 2014, respectively.